Investments in associates	6 Months Ended
Jun. 30, 2022
Investments accounted for using equity method [abstract]
Investments in associates
13.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2022			2021
Million US dollar	AB InBev Efes	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes

Balance at 1 January	1 143	3 400	201	1 135	3 566	391
Effect of movements in foreign exchange	—	(245)	(39)	—	(101)	(52)
Dividends received	—	—	(16)	—	—	(67)
Share of results of associates	—	82	(5)	(11)	59	12
Exceptional share of results of associates	(1 143)	—	—	—	—	—

Balance at 30 June	—	3 237	141	1 124	3 524	284

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

During the
six-month
period ended 30 June 2022, the company reported a
(
1 143
)
m US dollar exceptional share of results of associates related to its investment in AB InBev Efes (For more details refer to Note 4
Use of estimates and judgments
and Note 7
Exceptional items)
.
In
six-month
period ended 30 June 2022, associates that are not individually material contributed 52m US dollar to the results of investment in associates (30 June 2021: 40m US dollar).

1	The net assets are converted at the respective closing rates of December.